CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Share capital	Share capital adjustment	Share premium	Treasury shares	Treasury shares adjustment	Treasury shares cost	Legal reserve	Voluntary reserve	Other reserves	Other comprehensive income / (loss)	Retained earnings (Accumulated losses)	Subtotal	Non-controlling interest	Total
Beginning balance at Dec. 31, 2017		$ 55	$ 289	$ 491			$ (3)	$ 19	$ 333	$ 10	$ (10)	$ 313	$ 1,497	$ 472	$ 1,969
Change in accounting policies	[1]											(1)	(1)	(1)	(2)
Balance as of Juanary 1, 2018		55	289	491			(3)	19	333	10	(10)	312	1,496	471	1,967
Constitution of legal and voluntary reserve								5	128			(133)
Stock compensation plans
Dividends provided for pay														(2)	(2)
Acquisition of own shares		(5)	(29)		5	29	(332)			(23)			(355)	(14)	(341)
Capital reduction					(5)	(25)	296		(266)
Sale of interest in subsidiaries														(93)	(93)
Profit/loss for the year												224	224	63	287
Other comprehensive income for the year											1		1	4	5
Ending balance at Dec. 31, 2018		50	260	491		4	(39)	24	195	(13)	(9)	403	1,366	429	1,795
Constitution of legal and voluntary reserve								18	351			(369)
Stock compensation plans										1			1		1
Dividends provided for pay														(1)	(1)
Acquisition of own shares		(4)		19	4		(135)			(6)			(122)	(29)	(141)
Capital reduction					(3)	(3)	130		(124)
Profit/loss for the year												692	692	108	800
Other comprehensive income for the year											(20)		(20)	(15)	(35)
Ending balance at Dec. 31, 2019		46	260	510	1	1	(44)	42	422	(18)	(29)	726	1,917	492	2,409
Constitution of legal and voluntary reserve								19	707			(726)
Stock compensation plans
Dividends provided for pay														(9)	(9)
Acquisition of own shares		(8)	(59)	6	8	59	(102)						(96)	(8)	(104)
Capital reduction					(9)	(59)	140		(72)					(19)	(19)
Profit/loss for the year												(367)	(367)	(101)	(468)
Other comprehensive income for the year											(21)	(5)	(26)	(14)	(40)
Ending balance at Dec. 31, 2020		$ 38	$ 201	$ 516		$ 1	$ (6)	$ 61	$ 1,057	$ (18)	$ (50)	$ (372)	$ 1,428	$ 341	$ 1,769

[1]	Adjustment to the opening balance in equity as a result of the application of IFRS 9, as amended, as of January 1, 2018. See Note 6.2.1.2